Offerings - Offering: 1	Jul. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	15.73
Maximum Aggregate Offering Price	$ 39,325,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,430.79
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement on Form S-8 shall also cover shares of the Registrant's common stock that become issuable under the Registrant's 2024 Employment Commencement Incentive Plan, as amended (the "Plan"), to prevent dilution as a result of any stock dividend, stock split, recapitalization or similar transaction. (2) Represents 2,500,000 shares of common stock reserved for future issuance under the Plan. (3) Estimated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, the "proposed maximum offering price per share" is calculated based on the average of the high and low prices for the Registrant's common stock as reported on the Nasdaq Global Select Market on July 23, 2026.